Cullen International High Dividend Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 90.06%
Australia - 2.87%
Sonic Healthcare, Ltd.	179,770	$4,269,035

Brazil - 2.60%
Vale SA	366,890	3,866,264

Canada - 5.13%
BCE, Inc.	90,475	3,751,998
Manulife Financial Corp.	278,848	3,878,776
		7,630,774

Finland - 2.59%
UPM-Kymmene Oyj	126,550	3,851,814

France - 10.75%
BNP Paribas SA(a)	105,110	3,802,329
Cie Generale des Etablissements Michelin SCA	35,200	3,778,656
Sanofi	42,800	4,289,091
TOTAL SE - Sponsored ADR	119,740	4,107,082
		15,977,158

Germany - 9.34%
Allianz SE	12,775	2,451,918
Deutsche Telekom AG	252,830	4,209,655
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,545	2,426,519
Siemens AG	34,345	4,337,424
Siemens Energy AG(a)	17,173	463,082
		13,888,598

Ireland - 3.26%
Smurfit Kappa Group PLC	123,650	4,851,802

Italy - 3.12%
Enel SpA	534,400	4,636,436

Japan - 6.60%
Nippon Telegraph & Telephone Corp.	125,780	2,568,010
SoftBank Corp.	196,945	2,200,731
Toyota Motor Corp.	76,100	5,050,758
		9,819,499

Mexico - 0.14%
PLA Administradora Industrial S de RL de CV	153,787	213,729

Netherlands - 5.31%
NN Group NV	110,105	4,127,172

	Shares	Value (Note 1)
Netherlands (continued)
Unilever NV	62,493	$3,774,577
		7,901,749

Russia - 0.68%
MMC Norilsk Nickel PJSC - ADR	41,900	1,011,885

Singapore - 4.81%
Ascendas Real Estate Investment Trust	1,862,778	4,457,501
Singapore Telecommunications, Ltd.	369,355	578,067
United Overseas Bank, Ltd.	150,100	2,114,488
		7,150,056

Spain - 3.23%
Iberdrola SA	389,700	4,796,685

Sweden - 0.25%
Investor AB, Class B	5,620	367,097

Switzerland - 17.09%
ABB, Ltd. - Sponsored ADR	171,630	4,367,983
Nestle SA	40,815	4,857,476
Novartis AG - Sponsored ADR	49,630	4,315,825
Roche Holding AG	11,665	3,995,736
UBS Group AG	359,650	4,018,335
Zurich Insurance Group AG	11,040	3,849,817
		25,405,172

Taiwan - 2.33%
ASE Technology Holding Co., Ltd.	1,681,600	3,462,213

United Kingdom - 9.61%
BAE Systems PLC	600,000	3,726,325
British American Tobacco PLC - Sponsored ADR	78,640	2,842,836
Britvic PLC	167,900	1,779,137
Diageo PLC	9,700	333,184
GlaxoSmithKline PLC	204,455	3,833,039
Imperial Brands PLC	30,455	537,945
Smiths Group PLC	69,400	1,227,666
		14,280,132

United States - 0.35%
Las Vegas Sands Corp.	11,200	522,592

TOTAL COMMON STOCKS
(Cost $110,172,174)		133,902,690

PREFERRED STOCK - 3.33%
South Korea - 3.33%
Samsung Electronics Co., Ltd.	115,200	4,958,324

TOTAL PREFERRED STOCK
(Cost $4,172,401)		4,958,324

Value (Note 1)
TOTAL INVESTMENTS 93.39%
(Cost $114,344,575)	$138,861,014

Other Assets In Excess Of Liabilities 6.61%	9,810,203

NET ASSETS 100.00%	$148,671,217

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	18.18%	$27,036,451
Health Care	13.93	20,702,726
Consumer Staples	9.50	14,125,155
Industrials	9.20	13,659,398
Materials	9.13	13,581,765
Communication Services	8.95	13,308,461
Utilities	6.66	9,896,203
Consumer Discretionary	6.28	9,352,006
Real Estate	3.14	4,671,230
Energy	2.76	4,107,082
Information Technology	2.33	3,462,213
TOTAL COMMON STOCKS	90.06	133,902,690

PREFERRED STOCK
Information Technology	3.33	4,958,324
TOTAL PREFERRED STOCK	3.33	4,958,324

TOTAL INVESTMENTS	93.39%	$138,861,014
Other Assets In Excess Of Liabilities	6.61	9,810,203
TOTAL NET ASSETS	100.00%	$148,671,217

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 99.45%
Aerospace & Defense - 4.71%
General Dynamics Corp.	132,980	$18,408,422
Raytheon Technologies Corp.	526,497	30,294,637
		48,703,059

Auto Parts & Equipment - 2.43%
Johnson Controls International PLC	614,995	25,122,546

Chemicals - 1.89%
Dow, Inc.	414,170	19,486,698

Communications Equipment - 2.82%
Cisco Systems, Inc.	667,900	26,308,581
Corning, Inc.	86,405	2,800,386
		29,108,967

Distillers & Vintners - 1.32%
Diageo PLC - Sponsored ADR	99,400	13,683,404

Distributors - 3.41%
Genuine Parts Co.	370,435	35,254,299

Diversified Banks - 6.60%
Bank of America Corp.	862,973	20,789,019
Citigroup, Inc.	268,090	11,557,360
JPMorgan Chase & Co.	372,700	35,879,829
		68,226,208

Electric Utilities - 5.19%
Duke Energy Corp.	178,400	15,799,104
NextEra Energy, Inc.	136,491	37,884,442
		53,683,546

Food & Staples Retailing - 0.82%
Walgreens Boots Alliance, Inc.	235,280	8,451,258

Health Care Equipment - 2.53%
Medtronic PLC	251,431	26,128,710

Household Products - 6.72%
Kimberly-Clark Corp.	229,603	33,903,179
Unilever NV	589,141	35,584,116
		69,487,295

Industrial Conglomerates - 2.32%
3M Co.	149,760	23,988,557

Integrated Oil & Gas - 4.64%
Chevron Corp.	372,245	26,801,640
ConocoPhillips	269,361	8,845,815
Exxon Mobil Corp.	357,050	12,257,527
		47,904,982

	Shares	Value (Note 1)
Integrated Telecommunication Services - 5.49%
AT&T, Inc.	960,825	$27,393,121
BCE, Inc.	708,380	29,376,518
		56,769,639

Investment Banking & Brokerage - 2.75%
Morgan Stanley	587,300	28,395,955

Miscellaneous Manufacturing - 2.54%
Siemens AG - Sponsored ADR	377,500	26,292,875

Pharmaceuticals - 14.71%
Eli Lilly and Co.	106,243	15,726,089
Johnson & Johnson	274,345	40,844,484
Merck & Co., Inc.	380,853	31,591,756
Novartis AG - Sponsored ADR	414,423	36,038,224
Pfizer, Inc.	758,555	27,838,968
		152,039,521

Property & Casualty Insurance - 3.71%
Chubb, Ltd.	215,250	24,994,830
Travelers Cos., Inc.	123,627	13,375,205
		38,370,035

Regional Banks - 1.54%
Truist Financial Corp.	419,350	15,956,267

Retail - 6.77%
Lowe's Cos., Inc.	159,286	26,419,176
Target Corp.	276,900	43,589,598
		70,008,774

Semiconductors - 4.33%
Broadcom, Inc.	49,058	17,872,811
Intel Corp.	519,132	26,880,655
		44,753,466

Specialized REITs - 4.09%
Healthpeak Properties, Inc.	781,570	21,219,625
Welltower, Inc.	381,250	21,003,063
		42,222,688

Systems Software - 1.54%
Microsoft Corp.	75,517	15,883,491

Tobacco - 4.92%
Altria Group, Inc.	456,100	17,623,704
Philip Morris International, Inc.	443,300	33,243,067
		50,866,771

Transportation - 1.66%
United Parcel Service, Inc., Class B	103,224	17,200,215

TOTAL COMMON STOCKS
(Cost $665,027,356)		1,027,989,226

	Shares	Value (Note 1)
TOTAL INVESTMENTS 99.45%
(Cost $665,027,356)		$1,027,989,226

Other Assets In Excess Of Liabilities 0.55%		5,606,857

NET ASSETS 100.00%		$1,033,596,083

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	17.24%	$178,168,231
Financials	14.60	150,948,465
Consumer Staples	13.78	142,488,728
Industrials	13.66	141,307,252
Consumer Discretionary	10.18	105,263,073
Information Technology	8.69	89,745,924
Communication Services	5.49	56,769,639
Utilities	5.19	53,683,546
Energy	4.64	47,904,982
Real Estate	4.09	42,222,688
Materials	1.89	19,486,698
TOTAL COMMON STOCKS	99.45	1,027,989,226

TOTAL INVESTMENTS	99.45%	$1,027,989,226
Other Assets In Excess Of Liabilities	0.55	5,606,857
TOTAL NET ASSETS	100.00%	$1,033,596,083

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund
Schedule of Investments
September 30, 2020 (Unaudited)
	Shares	Value (Note 1)
COMMON STOCKS - 99.03%
Aerospace & Defense - 7.35%
AAR Corp.	8,320	$156,416
Spirit AeroSystems Holdings, Inc., Class A	7,515	142,109
		298,525

Airlines - 1.73%
Copa Holdings SA, Class A	1,395	70,224

Apparel - 2.88%
Columbia Sportswear Co.	1,345	116,988

Banks - 22.46%
Ameris Bancorp	6,921	157,660
Enterprise Financial Services Corp.	2,911	79,383
First Horizon National Corp.	14,046	132,454
Great Western Bancorp, Inc.	17,370	216,257
Premier Financial Corp.	6,877	107,109
South State Corp.	2,381	114,645
Spirit of Texas Bancshares, Inc.(a)	9,361	104,469
		911,977

Beverages - 2.52%
Coca-Cola Consolidated, Inc.	425	102,289

Building Materials - 1.06%
PGT Innovations, Inc.(a)	2,450	42,924

Chemicals - 2.64%
Cabot Corp.	275	9,908
Huntsman Corp.	4,384	97,369
		107,277

Commercial Services - 6.61%
Barrett Business Services, Inc.	2,196	115,158
BG Staffing, Inc.	18,084	153,172
		268,330

Computers - 4.32%
Sykes Enterprises, Inc.(a)	5,125	175,326

Construction & Engineering - 4.80%
Quanta Services, Inc.	3,685	194,789

Diversified Financial Services - 4.41%
Air Lease Corp.	2,410	70,902
Lazard, Ltd., Class A	3,270	108,074
		178,976

	Shares	Value (Note 1)
Electrical Components & Equipment - 2.30%
Encore Wire Corp.	2,010	$93,304

Electronics - 4.69%
Comtech Telecommunications Corp.	10,875	152,250
Sanmina Corp.(a)	1,416	38,303
		190,553

Forest Products & Paper - 1.01%
Domtar Corp.	1,560	40,981

Healthcare-Services - 2.12%
Magellan Health, Inc.(a)	1,135	86,010

Home Builders - 1.65%
Taylor Morrison Home Corp.(a)	2,730	67,131

Leisure Time - 1.78%
MasterCraft Boat Holdings, Inc.(a)	4,145	72,496

Machinery-Diversified - 2.91%
Crane Co.	2,356	118,106

Metal Fabricate/Hardware - 7.82%
Mayville Engineering Co., Inc.(a)	21,232	195,122
Timken Co.	2,260	122,537
		317,659

Office Furnishings - 3.06%
Steelcase, Inc., Class A	12,299	124,343

Oil & Gas - 0.19%
Permian Basin Royalty Trust	3,129	7,760

Real Estate - 2.15%
Jones Lang LaSalle, Inc.	912	87,242

Regional Banks - 1.71%
First Bancorp/Southern Pines, NC	2,025	42,383
National Bank Holdings Corp., Class A	1,030	27,038
		69,421

REITS - 4.17%
Host Hotels & Resorts, Inc.	15,695	169,349

Semiconductors - 2.69%
MKS Instruments, Inc.	1,000	109,230

TOTAL COMMON STOCKS
(Cost $4,088,474)		4,021,210

	Shares	Value (Note 1)
TOTAL INVESTMENTS 99.03%
(Cost $4,088,474)		$4,021,210

Other Assets In Excess Of Liabilities 0.97%		39,139

NET ASSETS 100.00%		$4,060,349

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Industrials	39.39%	$1,599,106
Financials	26.83	1,089,472
Information Technology	11.70	475,109
Real Estate	6.32	256,591
Consumer Discretionary	6.31	256,615
Materials	3.65	148,258
Consumer Staples	2.52	102,289
Health Care	2.12	86,010
Energy	0.19	7,760
TOTAL COMMON STOCKS	99.03	4,021,210

TOTAL INVESTMENTS	99.03%	$4,021,210
Other Assets In Excess Of Liabilities	0.97	39,139
TOTAL NET ASSETS	100.00%	$4,060,349

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.49%
Aerospace & Defense - 5.97%
Boeing Co.	2,775	$458,597
General Dynamics Corp.	3,580	495,579
Raytheon Technologies Corp.	8,183	470,850
		1,425,026

Auto Parts & Equipment - 1.12%
BorgWarner, Inc.	6,905	267,500

Communications Equipment - 3.16%
Cisco Systems, Inc.	19,125	753,334

Diversified Banks - 8.52%
Bank of America Corp.	28,600	688,974
Citigroup, Inc.	12,680	546,635
JPMorgan Chase & Co.	8,270	796,153
		2,031,762

Electronics - 2.67%
Arrow Electronics, Inc.(a)	8,100	637,146

Food Products - 2.38%
Mondelez International, Inc., Class A	9,890	568,180

Gold - 3.13%
Newmont Corp.	11,770	746,806

Health Care Equipment - 3.05%
Medtronic PLC	7,005	727,960

Heavy Electrical Equipment - 2.31%
ABB, Ltd. - Sponsored ADR	21,630	550,483

Household Products - 2.56%
Unilever NV	10,115	610,946

Industrial Conglomerates - 2.17%
3M Co.	3,230	517,381

Integrated Oil & Gas - 3.80%
Chevron Corp.	7,145	514,440
ConocoPhillips	11,950	392,438
		906,878

Integrated Telecommunication Services - 4.39%
AT&T, Inc.	15,005	427,792
Comcast Corp., Class A	13,400	619,884
		1,047,676

	Shares	Value (Note 1)
Investment Banking & Brokerage - 3.65%
Morgan Stanley	18,025	$871,509

Life Sciences Tools & Services - 3.51%
Thermo Fisher Scientific, Inc.	1,895	836,680

Miscellaneous Manufacturing - 4.32%
Siemens AG - Sponsored ADR	14,815	1,031,865

Movies & Entertainment - 2.94%
Walt Disney Co.	5,645	700,432

Pharmaceuticals - 19.34%
Bristol-Myers Squibb Co.	14,420	869,382
GlaxoSmithKline PLC - Sponsored ADR	16,975	638,939
Johnson & Johnson	4,245	631,996
Merck & Co., Inc.	11,980	993,741
Novartis AG - Sponsored ADR	8,130	706,985
Pfizer, Inc.	21,045	772,351
		4,613,394

Property & Casualty Insurance - 8.50%
Allstate Corp.	6,950	654,273
Chubb, Ltd.	6,046	702,061
Travelers Cos., Inc.	6,220	672,942
		2,029,276

Retail - 2.84%
Lowe's Cos., Inc.	4,091	678,533

Systems Software - 6.16%
Microsoft Corp.	3,385	711,967
Oracle Corp.	12,705	758,489
		1,470,456

TOTAL COMMON STOCKS
(Cost $16,037,766)		23,023,223

TOTAL INVESTMENTS 96.49%
(Cost $16,037,766)		$23,023,223

Other Assets In Excess Of Liabilities 3.51%		836,218

NET ASSETS 100.00%		$23,859,441

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	25.90%	$6,178,034
Financials	20.67	4,932,547
Industrials	14.77	3,524,755
Information Technology	11.99	2,860,936
Communication Services	7.33	1,748,108
Consumer Staples	4.94	1,179,126
Consumer Discretionary	3.96	946,033
Energy	3.80	906,878
Materials	3.13	746,806
TOTAL COMMON STOCKS	96.49	23,023,223

TOTAL INVESTMENTS	96.49%	$23,023,223
Other Assets In Excess Of Liabilities	3.51	836,218
TOTAL NET ASSETS	100.00%	$23,859,441

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 88.21%
Brazil - 3.41%
AES Tiete Energia SA	807,225	$2,114,404
Vale SA	590,800	6,225,813
		8,340,217

Chile - 2.74%
Enel Chile SA	25,733,728	1,806,129
Vina Concha y Toro SA	2,996,977	4,908,527
		6,714,656

China - 14.19%
China Construction Bank Corp., Class H	6,921,300	4,497,271
China Yongda Automobiles Services Holdings, Ltd.	4,301,100	5,135,209
CIFI Holdings Group Co., Ltd.	4,870,000	3,617,689
KWG Group Holdings, Ltd.	1,782,000	3,069,057
Ping An Insurance Group Co. of China, Ltd., Class H	592,000	6,145,462
Times China Holdings, Ltd.	3,684,200	5,138,255
Times Neighborhood Holdings, Ltd.(a)	1,776,769	2,372,767
Zijin Mining Group Co., Ltd., Class H	7,430,000	4,749,607
		34,725,317

Egypt - 1.40%
Integrated Diagnostics Holdings PLC(a)(b)	954,001	3,434,404

Greece - 1.40%
OPAP SA	361,998	3,432,815

Hong Kong - 12.16%
AIA Group, Ltd.	672,000	6,679,745
BOC Aviation, Ltd.(a)(b)	694,520	4,758,925
Nine Dragons Paper Holdings, Ltd.	3,476,000	4,388,582
Power Assets Holdings, Ltd.	230,000	1,212,275
Sands China, Ltd.	599,800	2,324,952
WH Group, Ltd.(a)(b)	2,912,000	2,375,339
Xinyi Glass Holdings, Ltd.	3,971,500	8,032,069
		29,771,887

India - 6.91%
Ascendas India Trust	4,119,980	4,168,808
Bharat Electronics, Ltd.	2,195,700	2,858,061
Embassy Office Parks REIT	1,155,000	5,667,184
ICICI Bank, Ltd. - Sponsored ADR(c)	127,300	1,251,359
Power Grid Corp Of India Ltd.	1,343,500	2,962,980
		16,908,392

Indonesia - 0.05%
Bank Rakyat Indonesia Persero Tbk PT	573,500	117,656

	Shares	Value (Note 1)
Mexico - 4.68%
PLA Administradora Industrial S de RL de CV	4,397,941	$6,112,146
Prologis Property Mexico SA de CV	2,773,006	5,349,996
		11,462,142

Peru - 0.10%
Credicorp, Ltd.	1,930	239,301

Russia - 7.78%
Globaltrans Investment PLC - Sponsored GDR(a)	696,670	4,249,687
LSR Group PJSC	339,970	3,732,557
LUKOIL PJSC - Sponsored ADR	42,815	2,458,009
MMC Norilsk Nickel PJSC - ADR	90,400	2,183,160
QIWI PLC - Sponsored ADR	226,882	3,936,403
Sberbank of Russia PJSC - Sponsored ADR	213,170	2,487,694
		19,047,510

Singapore - 0.47%
Singapore Telecommunications, Ltd.	739,000	1,156,588

South Africa - 1.68%
Mondi PLC	193,580	4,103,281

South Korea - 8.14%
KT&G Corp.	34,400	2,429,397
Macquarie Korea Infrastructure Fund	772,470	7,259,814
Samsung Electronics Co., Ltd.	196,900	9,774,936
SK Telecom Co., Ltd.	2,300	467,547
		19,931,694

Taiwan - 18.45%
Accton Technology Corp.	382,000	2,955,413
ASE Technology Holding Co., Ltd.	1,796,928	3,699,660
Powertech Technology, Inc.	670,000	2,014,861
Quanta Computer, Inc.	1,621,000	4,256,664
Sinbon Electronics Co., Ltd.	1,179,000	7,339,931
Sunonwealth Electric Machine Industry Co., Ltd.	2,856,300	6,167,875
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	153,170	12,417,492
Taiwan Union Technology Corp.	878,500	3,419,582
Wiwynn Corp.	127,500	2,897,919
		45,169,397

Thailand - 3.34%
Ratch Group PCL	493,000	784,860
Thai Beverage PCL	8,258,000	3,674,215
Vinythai PCL	5,118,500	3,700,204
		8,159,279

	Shares	Value (Note 1)
Vietnam - 1.31%
SSI Securities Corp.	4,345,134	$3,212,521

TOTAL COMMON STOCKS
(Cost $178,119,649)		215,927,057

PARTICIPATORY NOTES - 6.50%
China - 6.50%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/30/2024	1,823,670	6,667,457
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	868,300	9,255,951
		15,923,408

TOTAL PARTICIPATORY NOTES
(Cost $12,214,884)		15,923,408

PREFERRED STOCK - 0.44%
Brazil - 0.44%
Itau Unibanco Holding SA	57,250	230,594
Telefonica Brasil SA - ADR	108,850	834,880
		1,065,474

TOTAL PREFERRED STOCK
(Cost $1,214,056)		1,065,474

TOTAL INVESTMENTS 95.15%
(Cost $191,548,589)		$232,915,939

Other Assets In Excess Of Liabilities 4.85%		11,861,698

NET ASSETS 100.00%		$244,777,637

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2020, the aggregate value of those securities was $17,191,122, which represents 7.02% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2020 the aggregate value of those securities was $10,568,668, which represents 4.32% of net assets.
(c)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Information Technology	21.53%	$52,712,861
Real Estate	16.02	39,228,459
Financials	13.04	31,890,823
Materials	10.36	25,350,647
Consumer Discretionary	7.73	18,925,045
Industrials	7.37	18,034,548
Consumer Staples	5.46	13,387,478
Utilities	3.64	8,880,648
Health Care	1.40	3,434,404
Energy	1.00	2,458,009
Communication Services	0.66	1,624,135
TOTAL COMMON STOCKS	88.21	215,927,057

PARTICIPATORY NOTES
Consumer Discretionary	6.50	15,923,408
TOTAL PARTICIPATORY NOTES	6.50	15,923,408

PREFERRED STOCK
Communication Services	0.34	834,880
Financials	0.10	230,594
TOTAL PREFERRED STOCK	0.44	1,065,474

TOTAL INVESTMENTS	95.15%	$232,915,939
Other Assets In Excess Of Liabilities	4.85	11,861,698
TOTAL NET ASSETS	100.00%	$244,777,637

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2020 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.38%
Aerospace & Defense - 2.91%
Raytheon Technologies Corp.(a)	23,575	$1,356,505

Auto Parts & Equipment - 3.39%
Johnson Controls International PLC	38,703	1,581,018

Chemicals - 2.46%
Dow, Inc.(a)	24,336	1,145,009

Communications Equipment - 2.78%
Cisco Systems, Inc.	32,820	1,292,780

Distributors - 2.94%
Genuine Parts Co.(a)	14,394	1,369,877

Diversified Banks - 6.69%
Bank of America Corp.(a)	38,086	917,492
Citigroup, Inc.	18,949	816,891
JPMorgan Chase & Co.	14,343	1,380,801
		3,115,184

Diversified Chemicals - 3.01%
DuPont de Nemours, Inc.(a)	25,310	1,404,199

Electric - 3.11%
PPL Corp.	53,260	1,449,205

Electric Utilities - 3.52%
Duke Energy Corp.	18,520	1,640,131

Electrical Components - 3.89%
Eaton Corp. PLC(a)	17,770	1,813,073

Food - 5.33%
Conagra Brands, Inc.(a)	35,910	1,282,346
General Mills, Inc.	19,470	1,200,910
		2,483,256

Food & Staples Retailing - 2.53%
Walgreens Boots Alliance, Inc.(a)	32,835	1,179,433

Health Care Equipment - 3.01%
Medtronic PLC(a)	13,493	1,402,193

Integrated Oil & Gas - 6.74%
Chevron Corp.	14,550	1,047,600
ConocoPhillips	31,280	1,027,235
Exxon Mobil Corp.(a)	31,100	1,067,663
		3,142,498

	Shares	Value (Note 1)
Integrated Telecommunication Services - 1.96%
BCE, Inc.	21,985	$911,718

Investment Banking & Brokerage - 2.37%
Morgan Stanley(a)	22,860	1,105,281

Pharmaceuticals - 12.98%
Johnson & Johnson	11,425	1,700,954
Merck & Co., Inc.	16,965	1,407,246
Novartis AG - Sponsored ADR	16,505	1,435,275
Pfizer, Inc.	41,040	1,506,168
		6,049,643

Property & Casualty Insurance - 3.50%
Chubb, Ltd.	14,050	1,631,486

Regional Banks - 2.86%
Truist Financial Corp.	35,071	1,334,452

Retail - 2.08%
Lowe's Cos., Inc.	5,855	971,110

Semiconductors - 5.06%
Broadcom, Inc.	2,164	788,388
Intel Corp.(a)	30,305	1,569,193
		2,357,581

Specialized REITs - 4.76%
Healthpeak Properties, Inc.(a)	44,268	1,201,876
Welltower, Inc.(a)	18,400	1,013,656
		2,215,532

Telecommunications - 4.10%
Verizon Communications, Inc.	32,130	1,911,414

Tobacco - 5.40%
Altria Group, Inc.	28,660	1,107,422
Philip Morris International, Inc.(a)	18,785	1,408,687
		2,516,109

TOTAL COMMON STOCKS
(Cost $48,121,482)		45,378,687

TOTAL INVESTMENTS 97.38%
(Cost $48,121,482)		$45,378,687

Other Assets In Excess Of Liabilities 2.62%		1,222,746

NET ASSETS 100.00%		$46,601,433

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (0.12%)
Bank of America Corp., Expires October, 2020, Exercise Price $28.00	$(460,119)	(191)	$(764)
Conagra Brands, Inc., Expires October, 2020, Exercise Price $37.00	(642,780)	(180)	(12,600)
Dow, Inc., Expires October, 2020, Exercise Price $51.00	(574,010)	(122)	(2,928)
DuPont de Nemours, Inc., Expires October, 2020, Exercise Price $65.00	(699,048)	(126)	(630)
Eaton Corp. PLC, Expires October, 2020,Exercise Price $107.00	(908,067)	(89)	(3,560)
Exxon Mobil Corp., Expires October, 2020, Exercise Price $40.00	(535,548)	(156)	(780)
Genuine Parts Co., Expires October, 2020, Exercise Price $100.00	(685,224)	(72)	(3,600)
Healthpeak Properties, Inc., Expires October, 2020, Exercise Price $31.00	(1,200,030)	(442)	(2,210)
Intel Corp., Expires October, 2020, Exercise Price $54.00	(787,056)	(152)	(5,928)
Medtronic PLC, Expires October, 2020, Exercise Price $110.00	(1,392,528)	(134)	(4,020)
Morgan Stanley, Expires October, 2020, Exercise Price $51.00	(556,025)	(115)	(6,785)
Philip Morris International, Inc., Expires October, 2020, Exercise Price $80.00	(704,906)	(94)	(1,786)

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (continued)
Raytheon Technologies Corp., Expires October, 2020, Exercise Price $65.00	$(207,144)	(36)	$(432)
Walgreens Boots Alliance, Inc., Expires October, 2020, Exercise Price $40.00	(592,680)	(165)	(4,455)
Welltower, Inc., Expires October, 2020, Exercise Price $57.50	(506,828)	(92)	(5,520)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $118,685)			(55,998)

TOTAL WRITTEN OPTIONS
(Premiums received $118,685)			$(55,998)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of September 30, 2020.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	15.99%	$7,451,836
Financials	15.42	7,186,403
Consumer Staples	13.26	6,178,798
Industrials	10.19	4,750,596
Information Technology	7.84	3,650,361
Energy	6.74	3,142,498
Utilities	6.63	3,089,336
Communication Services	6.06	2,823,132
Materials	5.47	2,549,208
Consumer Discretionary	5.02	2,340,987
Real Estate	4.76	2,215,532
TOTAL COMMON STOCKS	97.38	45,378,687

TOTAL INVESTMENTS	97.38%	$45,378,687
Other Assets In Excess Of Liabilities	2.62	1,222,746
TOTAL NET ASSETS	100.00%	$46,601,433

CALL OPTIONS WRITTEN
Energy	0.00%	$(780)
Financials	(0.01)	(7,549)
Materials	(0.01)	(3,558)
Information Technology	(0.01)	(5,928)
Health Care	(0.01)	(4,020)
Consumer Discretionary	(0.01)	(3,600)
Industrials	(0.01)	(3,992)
Real Estate	(0.02)	(7,730)
Consumer Staples	(0.04)	(18,841)
TOTAL CALL OPTIONS WRITTEN	(0.12)	(55,998)

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
September 30, 2020 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2020, all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC

820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks
Australia	$–	$4,269,035	$–	$4,269,035
Finland	–	3,851,814	–	3,851,814
France	4,107,082	11,870,076	–	15,977,158
Germany	463,082	13,425,516	–	13,888,598
Ireland	–	4,851,802	–	4,851,802
Italy	–	4,636,436	–	4,636,436
Japan	–	9,819,499	–	9,819,499
Netherlands	3,774,577	4,127,172	–	7,901,749
Singapore	–	7,150,056	–	7,150,056
Spain	–	4,796,685	–	4,796,685
Sweden	–	367,097	–	367,097
Switzerland	8,683,808	16,721,364	–	25,405,172
Taiwan	–	3,462,213	–	3,462,213
United Kingdom	2,842,836	11,437,296	–	14,280,132
Other	13,245,244	–	–	13,245,244
Preferred Stock	–	4,958,324	–	4,958,324
Total	$33,116,629	$105,744,385	$–	$138,861,014

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,027,989,226	$–	$–	$1,027,989,226
Total	$1,027,989,226	$–	$–	$1,027,989,226

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$4,021,210	$–	$–	$4,021,210
Total	$4,021,210	$–	$–	$4,021,210

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$23,023,223	$–	$–	$23,023,223
Total	$23,023,223	$–	$–	$23,023,223

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
China	$–	$34,725,317	$–	$34,725,317
Greece	–	3,432,815	–	3,432,815
Hong Kong	–	29,771,887	–	29,771,887
India	1,251,359	15,657,033	–	16,908,392
Indonesia	–	117,656	–	117,656
Russia	15,314,953	3,732,557	–	19,047,510
Singapore	–	1,156,588	–	1,156,588
South Africa	–	4,103,281	–	4,103,281
South Korea	–	19,931,694	–	19,931,694
Taiwan	12,417,492	32,751,905	–	45,169,397
Thailand	–	8,159,279	–	8,159,279
Vietnam	–	3,212,521	–	3,212,521
Other	30,190,720	–	–	30,190,720
Participatory Notes(3)	–	15,923,408	–	15,923,408
Preferred Stock	1,065,474	–	–	1,065,474
Total	$60,239,998	$172,675,941	$–	$232,915,939

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$45,378,687	$–	$–	$45,378,687
Total	$45,378,687	$–	$–	$45,378,687
Other Financial Instruments
Liabilities
Written Options	$(55,998)	–	–	$(55,998)
Total	$(55,998)	–	–	$(55,998)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	As discussed above, the fair value triggers in place were affected on the date of these financial statements.
(3)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.